PROSKAUER ROSE

ELEVEN TIMES SQUARE

NEW YORK, NY 10036

August 17, 2018

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention: Deborah O’Neal-Johnson

Re:	The Lazard Funds, Inc.
Post-Effective Amendment No. 127 to Registration Statement on Form N-1A (Registration Nos.: 811-06312; 33-40682)

Ladies and Gentlemen:

On behalf of the above-referenced fund (the “Fund”), transmitted for filing pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), is Post-Effective Amendment No. 127 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”). The Amendment is being filed in order to add a new series to the Fund, Lazard International Equity Value Portfolio (the “New Portfolio”). The statement of additional information included in the Amendment is marked to show changes from the statement of additional information filed pursuant to Rule 485(b) under the 1933 Act on April 26, 2018.

The New Portfolio’s investment objective is to seek long-term capital appreciation. The New Portfolio invests primarily in equity securities, principally common stocks, of non-US companies. The Portfolio has a concentrated portfolio of investments, typically investing in 20 to 30 securities of non-US companies, including those whose principal business activities are located in emerging market countries. The New Portfolio’s investment manager, Lazard Asset Management, LLC (the “Investment Manager”) seeks to realize the Portfolio’s investment objective primarily by identifying company-specific catalysts that the Investment Manager believes will drive positive inflection points in corporate fundamentals, idiosyncratic situations and/or investor sentiment. The Investment Manager divides these catalysts into three main categories: self-help, positive changes in capital allocation and business simplifications. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities. The Portfolio may invest in securities of companies across the capitalization spectrum. The Investment Manager may seek to hedge some or all foreign currency exposure in the Portfolio against movements relative to the US dollar by entering into foreign currency forward contracts, but the Investment Manager may determine not to hedge some or all of the Portfolio’s foreign currency exposure from time-to-time or at any time.

The features of the New Portfolio’s Open Shares, Institutional Shares and R6 Shares and the process for determination of net asset value will be identical to that of the other Fund portfolios.

The Fund intends to file a subsequent amendment to the Registration Statement pursuant to Rule 485(b) under the 1933 Act prior to the effective date of the Amendment in order to file certain exhibits and to respond to any comments of the staff of the Securities and Exchange Commission on the Amendment.

Please telephone the undersigned at 212.969.3722, or Lisa Goldstein of this office at 212.969.3381, if you have any questions.

Very truly yours,

/s/ Robert Spiro

Robert Spiro

cc:	Lisa Goldstein